Leases (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Operating lease ROU Asset - December 31, 2019	$ 2,199,682
Operating lease ROU Asset - September 30, 2020	2,891,113	$ 2,199,682
Operating lease liability - December 31, 2019	2,212,548
Operating lease liability - September 30, 2020	3,020,364	2,212,548
Operating lease liability - short term			$ 659,789	$ 467,979
Operating lease liability - long term			2,360,575	1,744,569
Operating lease liability - total	3,020,364	2,212,548	3,020,364	2,212,548
Other information related [Member]
Operating lease ROU Asset - December 31, 2019	2,199,682	116,876
Increase	1,287,432	2,300,580
Decrease	(151,565)
Amortization	(444,436)	(217,774)
Operating lease ROU Asset - September 30, 2020	2,891,113	2,199,682
Operating lease liability - December 31, 2019	2,212,548	116,876
Increase	1,233,284	2,300,580
Decrease	(151,565)
Amortization	(273,903)	(204,908)
Operating lease liability - September 30, 2020	3,020,364	2,212,548
Operating lease liability - short term			659,789
Operating lease liability - long term			2,360,575
Operating lease liability - total	$ 3,020,364	$ 116,876	$ 3,020,364	$ 2,212,548